Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2020 and 2019:

	2020		2019
	Level 1	Level 2	Level 1	Level 2
Derivative financial instruments asset	Ps. 488	Ps. 2,440	Ps. 91	Ps. 905
Derivative financial instruments liability	84	1,417	47	2,191
Trust assets of labor obligations	1,338	—	1,249	—

Disclosure of reconciliation of each component of equity and the analysis of other comprehensive income
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign exchange forward contracts	Foreign currency option	Cross-currency swaps	Interest Rate swaps	Treasury Lock contracts	Commodity price contracts	Total holders of the parent	Non-controlling interest	Total
As at January 1, 2019	Ps. 29	Ps. 17	Ps. 48	Ps. (107)	Ps. —	Ps. (136)	Ps. (149)	Ps. (81)	Ps. (230)
Financial instruments – purchases	(267)	2	—	—	102	29	(134)	8	(126)
Change in fair value of financial instruments recognized in OCI	—	—	(2,083)	(37)	—	3	(2,117)	(58)	(2,175)
Amount reclassified from OCI to profit or loss	(69)	(26)	1,026	67	—	198	1,196	182	1,378
Foreign currency revaluation of the net foreign operations	—	—	(176)	—	—	—	(176)	(157)	(333)
Effects of changes in foreign exchange rates	—	—	30	9	—	3	42	—	42
Tax effect	99	7	379	(10)	(31)	(74)	370	9	379
As at December 31, 2019	Ps. (208)	Ps. —	Ps. (776)	Ps. (78)	Ps. 71	Ps. 23	Ps. (968)	Ps. (97)	Ps. (1,065)
Financial instruments – purchases	(837)	2	161	—	—	351	(323)	53	(270)
Change in fair value of financial instruments recognized in OCI	—	—	2,654	—	—	9	2,663	414	3,077
Amount reclassified from OCI to profit or loss	286	(2)	1,544	98	(102)	(37)	1,787	199	1,986
Foreign currency revaluation of the net foreign operations	—	—	(3,588)	—	—	—	(3,588)	(530)	(4,118)
Effects of changes in foreign exchange rates	7	—	92	14	—	(8)	105	16	121
Tax effect	163	—	(254)	(33)	31	(108)	(201)	(52)	(253)
As at December 31, 2020	Ps. (589)	Ps. —	Ps. (167)	Ps. 1	Ps. —	Ps. 230	Ps. (525)	Ps. 3	Ps. (522)

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
At December 31, 2020, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2021	Ps. 7,130	Ps. (843)	Ps. 4
At December 31, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2020	Ps. 7,692	Ps. (315)	Ps. 20

Disclosure of Outstanding Call Options to Purchase Foreign Currency
As of December 31, 2019, the Company had the following outstanding collar options to purchase foreign currency. Net premium paid for these options was Ps.3:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2020	Ps. 107	Ps. —	Ps. 2

Disclosure of Outstanding Cross Currency Swap Agreements
At December 31, 2020, the Company had the following outstanding cross currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2021	Ps. 404	Ps. (4)	Ps. —
2023	11,371	—	2,165
2027	6,982	(464)	80
2030	3,790	(107)	192
At December 31, 2019, the Company had the following outstanding cross currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2020	Ps. 13,788	Ps. (297)	Ps. 781
2021	—	—	—
2023	10,742	(594)	—
2027	6,596	(843)	—

Summary of Outstanding Interest Rate Swap Agreements	At December 31, 2019, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2020	Ps. 4,365	Ps. (142)	Ps. —

Disclosure Of Treasury Lock Contracts Explanatory	At December 31, 2019, the Company had the following outstanding treasury locks agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2020	Ps. 10,365	Ps. —	Ps. 102

Disclosure of Fair Value of Commodity Price Contracts
As of December 31, 2020, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2021	Ps. 695	Ps. —	Ps. 125
2022	Ps. 99	Ps. —	Ps. 17
As of December 31, 2020, the Company had the following PX + MEG (resin) price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2021	Ps. 729	Ps. (65)	Ps. —
As of December 31, 2020, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2021	Ps. 1,260	Ps. (18)	Ps. 275
2022	366	—	70
As of December 31, 2019, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2020	Ps. 394	Ps. (1)	Ps. 5
As of December 31, 2019, the Company had the following PX + MEG (resin) price contracts

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2020	Ps. 320	Ps. (28)	Ps. —
As of December 31, 2019, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2020	Ps. 1,554	Ps. (18)	Ps. 71
2021	98	—	15

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria	Net effects of expired contracts that met hedging criteria

Derivative	Impact in consolidated income statement - Gain (Loss)	2020	2019	2018
Cross currency swaps	Interest expense	Ps. (109)	Ps. (199)	Ps. (157)
Cross currency swaps	Foreign exchange	1,212	480	642
Interest rate swaps	Interest expense	(163)	(515)	—
Option to purchase foreign currency	Cost of good sold	8	(63)	(8)
Forward agreements to purchase foreign currency	Cost of good sold	839	(163)	240
Commodity Price contracts	Cost of good sold	(129)	(391)	(258)
Treasury locks	Interest expense	153	—	—

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes	Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

Derivative	Impact in consolidated income statement	2020	2019	2018
Embedded derivatives	Market value (loss) gain on financial instruments	Ps. —	Ps. 4	Ps. (12)
Cross currency swaps and interest rate swaps	Market value (loss) gain on financial instruments	(212)	(293)	(116)

Disclosure of Net Effect of Expired Contracts Did Not Meet Hedging Criteria for Accounting Purposes	Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in consolidated income statement	2020	2019	2018
Cross currency swaps and interest rate swaps	Market value (loss) on financial instruments	Ps. (212)	Ps. (293)	Ps. (186)
Embedded derivatives	Market value (loss) gain on financial instruments	—	4	—

Summary of Sensitivity Analysis of Interest Rate Risks Management	The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interest rates and commodity prices, which it considers in its existing hedging strategy:

Forward agreement to purchase U.S. Dollar (MXN/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2020	(19)%	Ps. (884)	Ps. —
2019	(9)%	(739)	—
2018	(13)%	(365)	—
Forward agreement to purchase U.S. Dollar (BRL/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2020	(21)%	Ps. (357)	Ps. —
2019	(13)%	(155)	—
2018	(16)%	(413)	—
Forward agreement to purchase U.S. Dollar (COP/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2020	(16)%	Ps. (142)	Ps. —
2019	(10)%	(54)	—
2018	(12)%	(2)	—
Forward agreement to purchase U.S. Dollar (ARS/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2020	(2)%	Ps. (2)	Ps. —
2019	(25)%	(88)	—
2018	(27)%	(522)	—
Forward agreement to purchase U.S. Dollar (UYU/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2020	(9)%	Ps. (21)	Ps. —
2019	(5)%	(23)	—
2018	(8)%	(46)	—
Cross currency swaps (USD to MXN)	Change in USD rate	Effect on equity	Profit and loss effect
2020	(19)%	Ps. (5,507)	Ps. —
2019	(9)%	(2,315)	—
2018	(13)%	(3,130)	—
Cross currency swaps (USD to BRL)	Change in USD rate	Effect on equity	Profit and loss effect
2020	(21)%	Ps. (2,161)	Ps. —
2019	(13)%	(645)	—
2018	(16)%	(9,068)	—
Sugar price contracts	Change on sugar Price	Effect on equity	Profit and loss effect
2020	(32)%	Ps. (515)	Ps. —
2019	(24)%	(255)	—
2018	(30)%	(341)	—
Aluminum price contracts	Change on Aluminum price	Effect on equity	Profit and loss effect
2020	(16)%	Ps. (289)	Ps. —
2019	(15)%	(1,164)	—
2018	(22)%	(55)	—

Options to purchase foreign currency (MXN to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2020	—%	Ps. —	Ps. —
2019	(10)%	(6)	—
2018	(13)%	(303)	—
The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings and which considers its existing hedging strategy:

Interest Rate Risk	Change in U.S.$ rate	Effect on (profit) or loss
2020	+100 bps	Ps. (102)
2019	+100 bps	(44)
2018	+100 bps	(134)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities	Cash outflows for financial liabilities (including interest) without fixed amounts or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2020.

(In millions of Ps)	2021	2022	2023	2024	2025	2026 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps. 2,500	Ps. 1,500	Ps. 7,500	Ps. —	Ps. 1,727	Ps. 62,469
Loans from banks	2,518	317	28	18	3,760	5,640
Derivatives financial liabilities (assets)	999	991	(1,286)	577	577	1,375

Summary of Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks
As of December 31, 2020, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	2,806	1,888	—
Average exchange rate MXN/USD	23.35	23.47	—
Notional amount (in millions of pesos)	844	491	—
Average exchange rate BRL/USD	5.41	5.37	—
Notional amount (in millions of pesos)	511	212	—
Average exchange rate COP/USD	3,750	3,740	—
Notional amount (in millions of pesos)	96	—	—
Average exchange rate ARS/USD	92.97	—	—
Notional amount (in millions of pesos)	225	58	—
Average exchange rate UYU/USD	45.92	45.69	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	—	—	12,568
Average exchange rate MXN/USD	—	—	19.81
Notional amount (in millions of pesos)	—	—	9,575
Average exchange rate BRL/USD	—	—	4.00
Notional amount (in millions of pesos)	404	—	—
Average exchange rate COP/USD	3,454	—	—
Commodities risk
Aluminum (in millions of pesos)	325	370	99
Average price (USD/Ton)	1,654	1,720	1,740
Sugar (in millions of pesos)	869	391	365
Average price (USD cent/Lb)	12.13	11.87	12.17
PX+MEG (in millions of pesos)	364	364	—
Average price (USD /Ton)	730	730	—
As of December 31, 2019, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	3,742	2,086	—
Average exchange rate MXN/USD	20.00	20.20	—
Notional amount (in millions of pesos)	697	303	—
Average exchange rate BRL/USD	4.04	4.16	—
Notional amount (in millions of pesos)	220	85	—
Average exchange rate COP/USD	3,491	3,460	—
Notional amount (in millions of pesos)	137	—	—
Average exchange rate ARS/USD	79.23	—	—
Notional amount (in millions of pesos)	335	87	—
Average exchange rate UYU/USD	37.55	40.03	—
Foreign exchange currency option contracts
Notional amount (in millions of pesos)	107	—	—
Average exchange rate COP/USD	3,252	—	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	9,423	—	8,292
Average exchange rate MXN/USD	19.54	—	19.92
Notional amount (in millions of pesos)	—	4,365	9,046
Average exchange rate BRL/USD	—	3.41	4.00
Interest rate risk
Interest rate swaps
Notional amount (in millions of pesos)	—	4,365	—
Average interest rate	—	8.34%	—
Treasury Locks
Notional amount (in millions of pesos)	10,365	—	—
Average interest rate	1.81%	—	—
Commodities risk
Aluminum (in millions of pesos)	276	118	—
Average price (USD/Ton)	1,796	1,812	—
Sugar (in millions of pesos)	1,192	361	98
Average price (USD cent/Lb)	13.09	12.73	13.45
PX+MEG (in millions of pesos)	160	160	—
Average price (USD /Ton)	848	848	—